Financial risk review - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Financial Risk Review [Abstract]
Percentage of sensitivity analysis	1000000000.00%
Increase (decrease) in Interest expense	$ 532,625	$ 379,150